List of subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
List of subsidiaries	List of subsidiaries
See accounting policy in note 38(A)(ii).
The following list contains the material subsidiaries of the Group at December 31, 2023 and 2022 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2023		2022
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Prenetics EMEA Limited*	United Kingdom	GBP76,765.81	—	100	—	100	Genetic and diagnostic health testing
ACT Genomics Holdings Company Limited (note 34)	Cayman Islands	$16,713	74.39	—	74.39	—	Precise cancer genetic testing services
ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	74.33	—	74.33	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	74.39	—	74.39	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	74.39	—	74.39	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	74.39	—	74.39	Sales of medical diagnostics products
* The entity is classified under discontinued operation during the year.